SCHEDULE OF COMPONENTS OF LOSS BEFORE INCOME TAXES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Tax jurisdictions from: - Local			$ (87,800)	$ (18,031)
Profit/(loss) before income tax	(24,285)	10,538	(60,484)	(18,358)
Labuan
Tax jurisdictions from: Foreign	(1,433)	(42)	20,070	(87)
MALAYSIA
Tax jurisdictions from: Foreign	$ (22,852)	$ 10,580	$ 7,246	$ (240)